Stockholders Equity (Details 2) - $ / shares	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Number exercisable	9,044,740
Warrant [Member]
Exercise price	$ 0.10
Weighted average remaining life (years)	6 years 2 months 1 day	56 months 4 days
Warrant [Member] | Minimum [Member]
Exercise price		$ 0.10
Warrant [Member] | Maximum [Member]
Exercise price		$ 0.30
Warrant [Member] | 0.30 [Member]
Exercise price	$ 0.30
Number outstanding	500,000
Weighted average remaining life (years)	7 years 6 months 14 days
Weighted average exercise price	$ 0.30
Number exercisable	500,000
Weighted Average Exercisable Price	0.30
Warrant [Member] | 0.25 [Member]
Exercise price	$ 0.25
Number outstanding	850,000
Weighted average remaining life (years)	7 years 2 months 8 days
Weighted average exercise price	$ 0.25
Number exercisable	850,000
Weighted Average Exercisable Price	0.25
Warrant [Member] | 0.15 [Member]
Exercise price	$ 0.15
Number outstanding	300,000
Weighted average remaining life (years)	7 years 1 month 6 days
Weighted average exercise price	$ 0.15
Number exercisable	300,000
Weighted Average Exercisable Price	0.15
Warrant [Member] | 0.10 [Member]
Exercise price	$ 0.10
Number outstanding	7,394,740
Weighted average remaining life (years)	5 years 11 months 1 day
Weighted average exercise price	$ 0.10
Number exercisable	7,394,740
Weighted Average Exercisable Price	0.10
Warrant [Member] | 0.10 - 0.30 [Member]
Number outstanding	9,044,740
Weighted average remaining life (years)	6 years 2 months 1 day
Weighted average exercise price	$ 0.13
Number exercisable	9,044,740
Weighted Average Exercisable Price	0.13
Warrant [Member] | 0.10 - 0.30 [Member] | Minimum [Member]
Exercise price	$ 0.10
Warrant [Member] | 0.10 - 0.30 [Member] | Maximum [Member]
Exercise price	$ 0.30